REDEEMABLE NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jun. 27, 2018	Dec. 31, 2018	Dec. 31, 2017
REDEEMABLE NON-CONTROLLING INTERESTS
Derivative liabilities			¥ 168,864
Share swap feature of redeemable non-controlling interests
REDEEMABLE NON-CONTROLLING INTERESTS
Derivative liabilities			119,086
Redemption feature of redeemable non-controlling interests
REDEEMABLE NON-CONTROLLING INTERESTS
Derivative liabilities			¥ 49,778
Initial public offering | Class A ordinary shares
REDEEMABLE NON-CONTROLLING INTERESTS
Stock issued during the period	75,000,000
Initial public offering | Class A ordinary shares | Share swap feature of redeemable non-controlling interests
REDEEMABLE NON-CONTROLLING INTERESTS
Stock issued during the period		13,026,713